Share-based Compensation - Summary of Stock Option Awards Outstanding (Details) ¥ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥) shares
Number of Options - Beginning balance		12,321		13,165		2,950
Number of Options - Cancelled						(2,950)
Number of Options - Granted		33,295		0		13,266
Number of Options - Forfeited		(3,714)		(844)		(101)
Share options, exercised		(3,235)
Number of Options - Ending balance		38,667		12,321		13,165
Number of Options - Exercisable	5,252	5,252
Weighted average exercise price, Beginning balance | $ / shares	$ 0.0001		$ 0.0001		$ 0.001
Weighted average exercise price, Cancelled | $ / shares					0.01
Weighted average exercise price, Granted | $ / shares	0.0001		0		0.0001
Weighted average exercise price, Forfeited | $ / shares	0.0001		0.0001		0.0001
Weighted average exercise price, Ending balance | $ / shares	0.0001		$ 0.0001		$ 0.0001
Options, Exercisable, Weighted Average Exercise Price | $ / shares	$ 0.0001
Options, Outstanding, Weighted Average Remaining Contractual Term		3 years 1 month 2 days		2 years 9 months		3 years 9 months
Aggregated intrinsic value, Beginning balance | ¥		¥ 43,011		¥ 20,514		¥ 3,031
Aggregated intrinsic value, Ending balance | ¥		48,921		¥ 43,011		¥ 20,514
Aggregated intrinsic value, Option exercisable | ¥		¥ 6,644
Employee [Member]
Number of Options - Beginning balance		11,821		12,665		2,950
Number of Options - Cancelled						(2,950)
Number of Options - Granted		32,932				12,766
Number of Options - Forfeited		(3,714)		(844)		(101)
Share options, exercised		(3,235)
Number of Options - Ending balance		37,804		11,821		12,665
Number of Options - Exercisable	5,002	5,002
Consultants [Member]
Number of Options - Beginning balance		500		500
Number of Options - Granted		363				500
Number of Options - Ending balance		863		500		500
Number of Options - Exercisable	250	250